Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

10. Subsequent Events

On July 5, 2016, an amendment to the Amended and Restated Certificate of Incorporation of PositiveID Corporation, as amended, became effective and the Company effected a 1-for-50 reverse stock split (the “Reverse Stock Split”) of the Company’s outstanding common stock (the “Common Stock”). As a result of the Reverse Stock Split, each 50 shares of the Company’s issued and outstanding Common Stock automatically, and without any action on the part of the respective holders, became one (1) issued and outstanding share of Common Stock. No scrip or fractional share certificates were issued in connection with the Reverse Stock Split. Stockholders who otherwise would have been entitled to receive fractional shares because they hold a number of shares of the Company’s common stock not evenly divisible by the reverse split ratio will be entitled, upon surrender of certificate(s) representing such shares, to a cash payment in lieu thereof. The cash payment will equal the product obtained by multiplying (a) the fraction to which the stockholder would otherwise be entitled by (b) the per share closing sales price of the Company’s Common Stock on the effective date of the Reverse Stock Split (see Note 1 and Note 5). All share and per share data in the accompanying consolidated financial statements and footnotes have been restrospectively restated for the effects of this reverse stock split.

On July 5, 2016, the Company closed a Securities Purchase Agreement (“SPA”) with a lender, providing for the purchase of two Convertible Redeemable Notes in the aggregate principal amount of $416,000 (the “Notes”), with the first note being in the amount of $208,000 (“Note I”) and the second note being in the amount of $208,000 (“Note II”) with a maturity date of July 30, 2017. Pursuant to Note I, the Company received $190,000 of proceeds, net of original issue discount of $8,000 and legal fees of $10,000. Note II was initially paid for by the issuance of an offsetting $200,000 secured note issued by the Lender to the Company (“Secured Note”). The Notes bear an interest rate of 12%; and may be at any time after 180 days of the date of closing converted into shares of Company common stock convertible at the lesser of a 37.5% discount to the common stock price on the date of the note (which was $1.10) or a 37.5% discount to the price of our common stock price at the time of conversion. The Notes also contain certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the Notes in the event of such defaults. In connection with the issuance of Note I, the Company recorded will record a debt discount, related to the embedded conversion option derivative liability. As the note conversion includes a “lesser of” pricing provision, a derivative liability will also be recorded.

On July 6, 2016, the Company closed a Securities Purchase Agreement (“SPA”) with a lender, providing for the purchase of two Convertible Redeemable Notes in the aggregate principal amount of $132,300 (the “Notes”), with the first note being in the amount of $66,150 (“Note I”) and the second note being in the amount of $66,150 (“Note II”) with a maturity date of July 7, 2017. Pursuant to Note I, the Company received $60,000 of net proceeds, net of original issue discount of $3,150 and legal fees of $3,000. Note II was initially paid for by the issuance of an offsetting $63,000 secured note issued by the Lender to the Company (“Secured Note”). The Notes bear an interest rate of 10%; and maybe converted into shares of Company common stock, convertible at variable conversion price at a 35% discount of the lowest closing bid price of the common stock for the 15 trading days prior to conversion. The Notes also contain certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the Notes in the event of such defaults. In connection with the issuance of the note, the Company will record a premium as the note is considered stock settled debt under ASC 480.

On July 25, 2016, the Board of Directors (“Board”) of PositiveID authorized a Certificate of Designations of Preferences, Rights and Limitations of Series II Convertible Preferred Stock (the “Certificate”). The Certificate was filed with the State of Delaware Secretary of State on July 25, 2016. The Series II Convertible Preferred Stock (“Series II”) ranks: (a) senior with respect to dividends and right of liquidation with the Common Stock, par value $0.01 (“Common Stock”); (b) pari passu with respect to dividends and right of liquidation with the Corporation’s Series I Convertible Preferred Stock (“Series I”) and Series J Convertible Preferred Stock; and (c) junior to all existing and future indebtedness of the Company. The Series II has a stated value per share of $1,000, subject to adjustment as provided in the Certificate (the “Stated Value”), and a dividend rate of 6% per annum of the Stated Value. The Series II Preferred Stock has voting rights equal to the number of shares of Common stock that Series II Preferred Stock is convertible into times twenty five. The Series II is subject to redemption (at Stated Value, plus any accrued, but unpaid dividends (the “Liquidation Value”)) by the Company no later than three years after a Deemed Liquidation Event and at the Company’s option after one year from the issuance date of the Series II, subject to a ten-day notice (to allow holder conversion). The Series II is convertible at the option of a holder or if the closing price of the Common Stock exceeds 400% of the Conversion Price for a period of twenty consecutive trading days, at the option of the Company. Conversion Price means a price per share of the Common Stock equal to 100% of the lowest daily volume weighted average price of the Common Stock during the subsequent 12 months following the date the Series II was issued. On August 11, 2016, the Board of PositiveID agreed to exchange 2,025 shares of its Series I, which shares have a stated value of $2,261,800, held by its directors, officers and management, for 2,262 shares of Series II (the “Exchange”). Pursuant to the Exchange each existing holder of Series I exchanged their Series I shares for Series II shares having equivalent stated value, maintaining the same voting rights as they had as holders of the Series I.  Both the Series I and the Series II have a stated value per share of $1,000, and a dividend rate of 6% per annum. All shares of Series I previously issued have become null and void and any and all rights arising thereunder have been extinguished.  The Series II will vest on January 1, 2019, subject to acceleration in the event of conversion or redemption.

On August 1, 2016, the Company closed a Securities Purchase Agreement (“SPA”) with a lender, providing for the purchase of a Convertible Redeemable Note with a principal amount of $52,500 (the “Note”) and maturity date of April 29, 2017, pursuant to Note, the Company received $50,000 of net proceeds, net of original issue discount of $2,500. The Note bears an interest rate of 10%; and maybe converted into shares of Company common stock, convertible at variable conversion price at a 37.5% discount of the three lowest closing bid price of the common stock for the 20 trading days prior to conversion. The Note also contain certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the Note in the event of such defaults. In connection with the issuance of the note, the Company will record a premium as the note is considered stock settled debt under ASC 480.

The Company, subsequent to the quarter ended June 30, 2016, issued approximately 7,084,000 shares of common stock for the conversion of notes with a principal and interest value of approximately $549,000.

The Company, subsequent to the quarter ended June 30, 2016, issued 100,000 shares of common stock which vest on January 1, 2017 and with grant date fair value of approximately $11,500, to consultants. The value will be amortized over the service periods.

14. Subsequent events

On January 28, 2016, the Company closed a financing transaction by entering into a Securities Purchase Agreement dated January 28, 2016 (the “Note IV SPA”) with Dominion Capital LLC (the “Purchaser”) for an aggregate principal amount of $2,187,500 and subscription amount of $2,100,000 (the “Purchase Price”), net of OID. Pursuant to the Note IV SPA, the Company shall issue a series of 4% Original Issue Discount Senior Secured Convertible Promissory Notes (collectively, the “Note IV”) to the Purchaser. The Purchase Price is scheduled to be paid in six equal monthly tranches of $350,000, subject to the discretion of the Purchaser. Each individual Note will be issued upon payment and will be amortized beginning six months after issuance, with amortization payments being 1/24th of the principal and accrued interest, made in cash or common stock at the option of the Company, on a semi-monthly basis, subject to certain conditions and limitations contained in the Note IV SPA. The amortization payments will begin on the 15th day of the month immediately following the six-month anniversary of the Closing Date. The Company also reimbursed the Purchaser $30,000 for legal fees and transaction expenses from the proceeds of the first tranche. The use of proceeds from this financing is intended for general working capital. The Company received the first tranche on January 9, 2016.

In connection with the Company’s obligations under Note IV, the Company entered into a Security Agreement with the Purchaser, pursuant to which the Company granted a lien on all assets of the Company, subject to existing security interests, (the “Collateral”) for the benefit of the Purchaser, to secure the Company’s obligations under the Note. In the event of a default as defined in Note IV, the Purchaser may, among other things, collect or take possession of the Collateral, proceed with the foreclosure of the security interest in the Collateral or sell, lease or dispose of the Collateral.

On March 9, 2016, the Company closed a Securities Purchase Agreement (“SPA”) with a lender, providing for the purchase of two Convertible Redeemable Notes in the aggregate principal amount of $270,400 (the “Notes”), with the first note being in the amount of $135,200 (“Note I”) and the second note being in the amount of $135,200 (“Note II”). Note I was funded on March 11, 2016, with a maturity date of March 9, 2017, pursuant to Note I, the Company received $125,000 of net proceeds, net of original issue discount of $5,200 and legal fees of $5,000. Note II was initially paid for by the issuance of an offsetting $130,000 secured note issued by the Lender to the Company (“Secured Note”). The Notes bear an interest rate of 12%; and may be at any time after 180 days of the date of closing converted into shares of Company common stock convertible at the lesser of a 37.5% discount to the common stock price on the date of the note (which was $0.028) or a 37.5% discount to the price of our common stock price at the time of conversion. The Notes also contain certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the Notes in the event of such defaults. As the note conversions includes a “lesser of” pricing provision, a derivative liability will be recorded by the Company.

On March 16, 2016, the Company borrowed $53,000 with a maturity date of on December 18, 2016, pursuant to a financing agreement. Under the agreement the Company received $50,000, which was net of $3,000 legal fees. The note bears interest at 8% per annum and is convertible at the option of the lender into shares of the Company’s common stock at a 35% discount to the price of common shares in the ten days prior to conversion. The note might be accelerated if an event of default occurs under the terms of the note, including the Company’s failure to pay principal and interest when due, certain bankruptcy events or if the Company is delinquent in its SEC filings. In connection with the issuance of the note, the Company will record a premium as the note is considered stock settled debt under ASC 480.

On April 1, 2016, the Company closed a Securities Purchase Agreement (“SPA”) with a lender, providing for the purchase of two Convertible Redeemable Notes in the aggregate principal amount of $270,400 (the “Notes”), with the first note being in the amount of $135,200 (“Note I”) and the second note being in the amount of $135,200 (“Note II”).Note I was funded on April, 2016, with a maturity date of April 1, 2017, pursuant to Note I, the Company received $125,000 of net proceeds, net of original issue discount of $5,200 and legal fees of $5,000. Note II was initially paid for by the issuance of an offsetting $130,000 secured note issued by the Lender to the Company (“Secured Note”). The Notes bear an interest rate of 12%; and may be at any time after 180 days of the date of closing converted into shares of Company common stock convertible at the lesser of a 37.5% discount to the common stock price on the date of the note (which was $0.028) or a 37.5% discount to the price of our common stock price at the time of conversion. The Notes also contain certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the Notes in the event of such defaults. As the note conversions includes a “lesser of” pricing provision, a derivative liability will be recorded by the Company.

On April 7, 2016, the Company closed a Securities Purchase Agreement (“SPA”) with a lender, providing for the purchase of a Convertible Redeemable Note in the aggregate principal amount of $58,000, with a maturity date of April 7, 2018, pursuant to note, the Company will receive $50,000 of net proceeds, net of original issue discount and legal fees. The note bears an interest rate of 5%; and is convertible at variable conversion price at a 37% discount to the common shares price on the date of the note, as described in the note. The note also contains certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the Notes in the event of such defaults. In connection with the issuance of the note, the Company will record a premium as the note is considered stock settled debt under ASC 480.

The Company, subsequent to year end, issued 55.1 million shares of common stock for the conversion of notes with a principal value of approximately $560,000 (see Note 8).

The Company, subsequent to year end, issued 3.4 million shares of common stock which vest immediately and with grant date fair value of $51,403, pursuant to the consulting agreements. The value will be amortized over the service periods.

The Company issued, subsequent to year end, to executive management, 40 million options to purchase shares of Company common stock, with an exercise price of $0.02, pursuant to the option agreements (see Note 12). The fair value of the options granted were estimated on the grant date using the Black-Scholes valuation model and has a grant date fair value of $79,737.

The Company, subsequent to year end, issued to an employee and consultant, 1.3 million options to purchase shares of Company common stocks, with an exercise price of $0.018 which vest immediately, pursuant to the option agreements. The fair value of the options granted were estimated on the grant date using the Black-Scholes valuation model and has a grant date fair value of $22,855.